UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	1658438

Nationstar HECM Loan Trust 2020-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Jason C. Wiley, (972) 956-6275
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 8, 2020

Nationstar Reverse Mortgage Funding LLC
(Depositor)

By:	/s/ Jeremy Meacham
Name:	Jeremy Meacham
Title:	Senior Vice President

EXHIBIT INDEX

Exhibit Number

Ex. 99.1	AMC Due Diligence Narrative Report
Ex. 99.2	Schedule Index
Ex. 99.3	Total Exception Summary
Ex. 99.4	Due Diligence Sample Selection
Ex. 99.5	Data Integrity - MIP Rate
Ex. 99.6	Data Integrity - Current UPB
Ex. 99.7	Data Integrity - Current Interest Rate
Ex. 99.8	Data Integrity - Marketable Title Date
Ex. 99.9	Data Integrity - Loan Status
Ex. 99.10	Data Integrity - Maximum Claim Amount
Ex. 99.11	Data Integrity - Called Due Date
Ex. 99.12	Data Integrity - UPB at Called Due Date
Ex. 99.13	Data Integrity - Original Note Rate
Ex. 99.14	Data Integrity - Margin (for adjustable rate loans)
Ex. 99.15	Data Integrity - Index (for adjustable rate loans)
Ex. 99.16	Data Integrity - Debenture Interest Rate
Ex. 99.17	Data Integrity - Foreclosure First Legal Date
Ex. 99.18	Data Integrity - Closing Date
Ex. 99.19	Data Integrity - Amortization Type
Ex. 99.20	Data Integrity - FHA Case Number
Ex. 99.21	Data Integrity - Original Principal Limit
Ex. 99.22	FHA Insurance
Ex. 99.23	Valuation Integrity
Ex. 99.24	Property Inspections
Ex. 99.25	Borrower's Age
Ex. 99.26	Foreclosure and Bankruptcy Fees
Ex. 99.27	Property Preservation Fees
Ex. 99.28	Tax and Insurance Invoice Integrity
Ex. 99.29	Corporate Invoice Integrity
Ex. 99.30	Lien Search Alerts
Ex. 99.31	BPO Ordered